Composition of The Group	12 Months Ended
Sep. 30, 2024
Disclosure of subsidiaries [abstract]
Composition of The Group
31.
COMPOSITION OF THE COMPANY

See accounting policy in Note 3 – Accounting Policies – Consolidation of subsidiaries.

The wholly-owned subsidiaries shown below consist of those necessary to understand the composition of the Company and include the material subsidiaries in each region that the Company operates as well as those subsidiaries associated with debt arrangements, leasing, logistic, and production activities. There were no material changes to the composition of the Company during the years ended September 30, 2024 and 2023.

Name of subsidiary	Registered in
Birkenstock Canada Ltd.	Canada
Birkenstock Components GmbH	Germany
Birkenstock Cosmetics GmbH	Germany
Birkenstock digital GmbH	Germany
Birkenstock Europe GmbH	Germany
Birkenstock Financing S.à r.l.	Luxembourg
Birkenstock France SAS	France
Birkenstock Global Sales GmbH	Germany
Birkenstock Group B.V. & Co. KG	Germany
Birkenstock IP GmbH	Germany
Birkenstock India Private Ltd.	India
Birkenstock Injections GmbH	Germany
Birkenstock Japan Limited	Japan
Birkenstock Logistics GmbH	Germany
Birkenstock MEA FZ LLC	UAE
Birkenstock Netherlands B.V.	Netherlands
Birkenstock Nordic ApS	Demark
Birkenstock Real Estate GmbH	Germany
Birkenstock Product GmbH	Germany
Birkenstock Productions Hessen GmbH	Germany
Birkenstock Productions Rheinland-Pfalz GmbH	Germany
Birkenstock Productions Sachsen GmbH	Germany
Birkenstock Spain S.L.U.	Spain
Birkenstock Trading (Shanghai) Co. Ltd.	China
Birkenstock UK Ltd.	United Kingdom
Birkenstock US BidCo Inc.	USA
Birkenstock USA LP	USA
S&CC Portugal Unipessoal, Lda.	Portugal